EVENTS SUBSEQUENT TO BALANCE DATE	12 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENT TO BALANCE DATE	EVENTS SUBSEQUENT TO BALANCE DATE
(a)On July 1, 2026, the Company completed the acquisition of key assets from Covia Solutions LLC’s Camden, Tennessee silica sand operation for $3 million. The assets include mineral rights, at-surface pre-processed mineral stockpiles, mining and processing equipment, an existing rail spur, approximately 1,200 acres of owned property, approximately 1,300 acres of leased property, buildings and structures, and associated electrical, water, and gas infrastructure.
As of the date of issuance of these financial statements, management has not yet completed its determination of the fair values of the individual assets acquired.
(b)On July 7, 2026, the Company completed the placement of 2,275,000 new fully paid ADSs, each representing 10 ordinary shares, to raise gross proceeds of $50 million before costs. Proceeds from the offering will be used to continue the commercialization and scale-up of certain of our titanium and metal alloy production technologies, including continued scale-up and expansion of the Company’s Titanium Manufacturing Campus in Virginia and associated titanium metal research and development activities, continued development of the Atlas-Titan Project in Tennessee, and for general corporate purposes.
(c)On August 3, 2026, the Company announced a proposed redomiciliation of its ultimate parent company to Texas, U.S., subject to shareholder, court, regulatory and other customary approvals. Subject to completion of the transaction and applicable exchange approvals, the Company expects the common stock of the new U.S. parent company to be listed directly on Nasdaq, replacing the existing ADS structure. The proposed redomiciliation is not expected to impact the Company's underlying assets, operations or strategic priorities.
On that same announcement, the Company announced the appointment of Michael J. Loparco as an independent non-executive director effective August 3, 2026.
(d)On August 26, 2026, IperionX received Task Order 2 under its U.S. Army SBIR Phase III contract for Low-Cost, Domestic Titanium for Defense Applications that builds upon the previously announced $1.3 million task order, lifting the aggregate potential value of task orders issued under the Company’s $99 million SBIR Phase III contract up to $26.7 million. This additional task order will fund the physical equipment and manufacturing systems required to increase throughput, bring critical production steps in-house, reduce acquisition and production costs, and accelerate delivery of titanium components for U.S. defense applications.
Other than the above, as at the date of this report there are no other matters or circumstances which have arisen since June 30, 2026 that have significantly affected or may significantly affect:
•the operations, in financial years subsequent to June 30, 2026, of the Group;
•the results of those operations, in financial years subsequent to June 30, 2026, of the Group; or
•the state of affairs, in financial years subsequent to June 30, 2026, of the Group.